CONSOLIDATED STATEMENT OF CHANGE IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Series E Preferred Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
BALANCE BEGINNING at Jul. 31, 2013	$ 622		$ 209,953	$ (568,746)	$ (358,171)
BALANCE BEGINNING (in shares) at Jul. 31, 2013	622,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for conversion of notes	$ 158		315,677		$ 315,835
Common shares issued for conversion of notes (in shares)	157,918				157,918
Discount on issuance of convertible notes			$ 1,118,979		$ 1,118,979
Net Loss				$ (1,372,360)	(1,372,360)
BALANCE ENDING at Jul. 31, 2014	$ 780		$ 1,644,609	$ (1,941,106)	(295,717)
BALANCE ENDING (in shares) at Jul. 31, 2014	780,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for conversion of notes	$ 403		126,446		$ 126,849
Common shares issued for conversion of notes (in shares)	402,450				402,450
Common shares issued for conversion of notes to related party	$ 826		329,523		$ 330,349
Common shares issued for conversion of notes to related party (in shares)	825,872
Discount on issuance of convertible notes			1,142,949		1,142,949
Preferred shares issued for control transaction		$ 1,000	139,000		$ 140,000
Preferred shares issued for control transaction (in shares)		1,000,000
Share rounding on reverse split	$ 2		$ (2)
Share rounding on reverse split (in shares)	1,888
Net Loss				$ (2,178,676)	$ (2,178,676)
BALANCE ENDING at Jul. 31, 2015	$ 2,011	$ 1,000	$ 3,382,525	$ (4,119,782)	(734,246)
BALANCE ENDING (in shares) at Jul. 31, 2015	2,010,628	1,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares issued for conversion of notes	$ 631		11,987		12,618
Common shares issued for conversion of notes (in shares)	630,900
Common shares issued for conversion of notes to related party	$ 14		5,597		5,611
Common shares issued for conversion of notes to related party (in shares)	14,029
Discount on issuance of convertible notes			$ 521,122		521,122
Net Loss				$ (691,600)	(691,600)
BALANCE ENDING at Oct. 31, 2015	$ 2,656	$ 1,000	$ 3,921,231	$ (4,811,382)	$ (886,495)
BALANCE ENDING (in shares) at Oct. 31, 2015	2,655,557	1,000,000